Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2015
Time charter revenues	$ 57,465	$ 22,227	$ 0
Construction contract revenues	0	51,868	51,062
Other revenues	0	474	511
Total revenues	57,465	74,569	51,573
Operating expenses	(18,412)	(19,902)	(8,043)
Construction contract expenses	0	(38,570)	(43,958)
Equity in earnings of joint ventures	17,123	(5,330)	40,228
Depreciation and amortization	(2,653)	(1,317)	(8)
Operating income (loss)	53,523	9,450	39,792
Gain (loss) on derivative instruments	949	(161)	0
Other financial income (expense), net	(12,880)	(7,494)	674
Income (loss) before tax	41,592	1,795	40,466
Income tax benefit (expense)	(313)	(481)	0
Net income (loss)	41,279	1,314	40,466
Vessels, net of accumulated depreciation	353,078	0
Net investment in direct financing lease	293,303	295,363
Goodwill	251			$ 251
Advances to joint ventures	13,991	18,952
Total assets	763,743	549,418
Accumulated losses of joint ventures	42,507	59,630
Expenditures for newbuildings, vessels & equipment	955	172,324
Expenditures for drydocking	0	0
Principal repayment direct financing lease	2,919	1,341
Amortization in revenue for above market contract	605	0	0
Majority Held FSRUs [Member]
Time charter revenues	57,465	22,227	0
Construction contract revenues		51,868	51,062
Other revenues		474	511
Total revenues	57,465	74,569	51,573
Operating expenses	(12,346)	(13,689)	(4,490)
Construction contract expenses		(38,570)	(43,958)
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	45,119	22,310	3,125
Depreciation and amortization	(2,653)	(1,317)	(8)
Operating income (loss)	42,466	20,993	3,117
Gain (loss) on derivative instruments	949	(161)	0
Other financial income (expense), net	(18,275)	(11,952)	(1,448)
Income (loss) before tax	25,140	8,880	1,669
Income tax benefit (expense)	(333)	(505)	0
Net income (loss)	24,807	8,375	1,669
Vessels, net of accumulated depreciation	353,078	0
Net investment in direct financing lease	293,303	295,363
Goodwill	251
Advances to joint ventures	0	0
Total assets	736,108	358,800
Accumulated losses of joint ventures	0	0
Expenditures for newbuildings, vessels & equipment	955	172,324
Expenditures for drydocking	0	0
Principal repayment direct financing lease	2,919	1,341
Amortization in revenue for above market contract	605
Joint Venture FSRUs [Member]
Time charter revenues	42,698	41,319	41,110
Construction contract revenues		0	0
Other revenues		0	0
Total revenues	42,698	41,319	41,110
Operating expenses	(9,493)	(8,485)	(8,763)
Construction contract expenses		0	0
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	33,205	32,834	32,347
Depreciation and amortization	(9,227)	(9,148)	(9,053)
Operating income (loss)	23,978	23,686	23,294
Gain (loss) on derivative instruments	9,246	(11,878)	35,038
Other financial income (expense), net	(16,101)	(17,138)	(18,104)
Income (loss) before tax	17,123	(5,330)	40,228
Income tax benefit (expense)	0	0	0
Net income (loss)	17,123	(5,330)	40,228
Vessels, net of accumulated depreciation	283,539	279,670
Net investment in direct financing lease	0	0
Goodwill	0
Advances to joint ventures	0	0
Total assets	303,390	299,059
Accumulated losses of joint ventures	0	0
Expenditures for newbuildings, vessels & equipment	11,431	2,358
Expenditures for drydocking	1,664	0
Principal repayment direct financing lease	0	0
Amortization in revenue for above market contract	0
Other Segments [Member]
Time charter revenues	0	0	0
Construction contract revenues		0	0
Other revenues		0	0
Total revenues	0	0	0
Operating expenses	(6,066)	(6,213)	(3,553)
Construction contract expenses		0	0
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	(6,066)	(6,213)	(3,553)
Depreciation and amortization	0	0	0
Operating income (loss)	(6,066)	(6,213)	(3,553)
Gain (loss) on derivative instruments	0	0	0
Other financial income (expense), net	5,395	4,458	2,122
Income (loss) before tax	(671)	(1,755)	(1,431)
Income tax benefit (expense)	20	24	0
Net income (loss)	(651)	(1,731)	(1,431)
Vessels, net of accumulated depreciation	0	0
Net investment in direct financing lease	0	0
Goodwill	0
Advances to joint ventures	13,991	18,952
Total assets	27,635	190,618
Accumulated losses of joint ventures	50	50
Expenditures for newbuildings, vessels & equipment	0	0
Expenditures for drydocking	0	0
Principal repayment direct financing lease	0	0
Amortization in revenue for above market contract	0
Operating Segments [Member]
Time charter revenues	100,163	63,546	41,110
Construction contract revenues		51,868	51,062
Other revenues		474	511
Total revenues	100,163	115,888	92,683
Operating expenses	(27,905)	(28,387)	(16,806)
Construction contract expenses		(38,570)	(43,958)
Equity in earnings of joint ventures	0	0	0
Segment EBITDA	72,258	48,931	31,919
Depreciation and amortization	(11,880)	(10,465)	(9,061)
Operating income (loss)	60,378	38,466	22,858
Gain (loss) on derivative instruments	10,195	(12,039)	35,038
Other financial income (expense), net	(28,981)	(24,632)	(17,430)
Income (loss) before tax	41,592	1,795	40,466
Income tax benefit (expense)	(313)	(481)	0
Net income (loss)	41,279	1,314	40,466
Vessels, net of accumulated depreciation	636,617	279,670
Net investment in direct financing lease	293,303	295,363
Goodwill	251
Advances to joint ventures	13,991	18,952
Total assets	1,067,133	848,477
Accumulated losses of joint ventures	50	50
Expenditures for newbuildings, vessels & equipment	12,386	174,682
Expenditures for drydocking	1,664	0
Principal repayment direct financing lease	2,919	1,341
Amortization in revenue for above market contract	605
Eliminations [Member]
Time charter revenues	(42,698)	(41,319)	(41,110)
Construction contract revenues		0	0
Other revenues		0	0
Operating expenses	9,493	8,485	8,763
Construction contract expenses		0	0
Equity in earnings of joint ventures	17,123	(5,330)	40,228
Depreciation and amortization	9,227	9,148	9,053
Gain (loss) on derivative instruments	(9,246)	11,878	(35,038)
Other financial income (expense), net	16,101	17,138	18,104
Income (loss) before tax	0	0	0
Income tax benefit (expense)	0	0	0
Net income (loss)	0	0	$ 0
Vessels, net of accumulated depreciation	(283,539)	(279,670)
Net investment in direct financing lease	0	0
Goodwill	0
Advances to joint ventures	0	0
Total assets	(303,390)	(299,059)
Accumulated losses of joint ventures	(42,557)	(59,680)
Expenditures for newbuildings, vessels & equipment	(11,431)	(2,358)
Expenditures for drydocking	(1,664)	0
Principal repayment direct financing lease	0	$ 0
Amortization in revenue for above market contract	$ 0